Earnings (Loss) Per Share (Tables)	6 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

For the six months ended December 31, 2019, the effect of potential shares of common stock from the warrants was anti-dilutive since the exercise prices were higher than the average market price. The following table presents a reconciliation of basic and diluted net income (loss) per share:

	For the six months ended December 31,
	2020	2019
	(Unaudited)	(Unaudited)
Net income (loss) attributable to the Company	$839,248	$(383,094)
Weighted average number of common shares outstanding - Basic	25,913,631	25,913,631
Dilutive securities -unexercised warrants and options	17,515	-
Weighted average number of common shares outstanding – diluted	25,931,146	25,913,631

Earnings (loss) per share - Basic	$0.03	$(0.01)
Earnings (loss) per share – Diluted	$0.03	$(0.01)